Description	Shares	Value
COMMON STOCK§ — 97.4%

Communication Services — 9.1%
Alphabet, Cl A *	94,580	$10,152,217
Alphabet, Cl C *	84,900	9,187,878
Meta Platforms, Cl A *	18,690	4,491,581
Netflix *	4,450	1,468,189
Spotify Technology *	11,200	1,496,320

		26,796,185

Consumer Discretionary — 17.3%
Airbnb, Cl A *	12,500	1,495,875
Alibaba Group Holding ADR *	12,000	1,016,280
Amazon.com *	165,120	17,411,904
Booking Holdings *	1,720	4,620,453
Chipotle Mexican Grill, Cl A *	2,650	5,479,193
Floor & Decor Holdings, Cl A *	5,000	496,700
Home Depot	13,590	4,084,338
Lululemon Athletica *	2,500	949,825
NIKE, Cl B	22,500	2,851,200
O’Reilly Automotive *	4,900	4,494,819
Starbucks	29,050	3,320,125
Tesla *	16,345	2,685,647
TJX	26,500	2,088,730

		50,995,089

Consumer Staples — 2.8%
Coca-Cola	50,000	3,207,500
Costco Wholesale	6,882	3,463,160
Monster Beverage *	25,000	1,400,000

		8,070,660

Energy — 1.1%
Diamondback Energy	21,500	3,057,300

Financials — 10.1%
Cboe Global Markets	22,000	3,073,400
JPMorgan Chase	11,600	1,603,584
Mastercard, Cl A	25,660	9,751,570
Moody’s	12,905	4,040,813
S&P Global	2,500	906,450
Visa, Cl A	44,100	10,263,393

		29,639,210

Health Care — 15.8%
Abbott Laboratories	35,000	3,866,450
AbbVie	21,500	3,249,080
Boston Scientific *	60,500	3,153,260
Charles River Laboratories
International *	5,750	1,093,190
Danaher	19,100	4,524,981
Edwards Lifesciences *	24,000	2,111,520
Eli Lilly	21,450	8,491,197
Humana	7,700	4,084,773
Intuitive Surgical *	7,500	2,259,150
Merck	12,000	1,385,640
Seagen *	13,350	2,670,000
UnitedHealth Group	15,300	7,528,977
Zoetis, Cl A	12,235	2,150,668

		46,568,886

Industrials — 4.2%
Canadian Pacific Kansas City	55,200	4,351,968
Fortive	32,000	2,018,880
Uber Technologies *	70,500	2,189,025
Union Pacific	19,500	3,816,150

		12,376,023

Description	Shares	Value
Information Technology — 35.7%
Adobe *	11,300	$4,266,428
Advanced Micro Devices *	40,300	3,601,611
Apple	182,584	30,980,853
Intuit	5,500	2,441,725
Lam Research	500	262,040
Marvell Technology	96,535	3,811,202
Microsoft	124,015	38,104,849
NVIDIA	33,000	9,157,170
QUALCOMM	27,500	3,212,000
ServiceNow *	10,000	4,594,200
Snowflake, Cl A *	6,850	1,014,348
Workday, Cl A *	19,000	3,536,660

		104,983,086

Materials — 0.9%
Sherwin-Williams	11,500	2,731,710

Real Estate — 0.4%
American Tower ‡	6,000	1,226,340

Total Common Stock (Cost $134,271,433)		286,444,489

Total Investments — 97.4% (Cost $134,271,433)		$286,444,489

Percentages are based on Net Assets of $294,065,781.

*	Non-income producing security.
§	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust

See “Glossary” for abbreviations.

FIA-QH-001-3100

1

Description	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 31.7%
U.S. Treasury Bond
4.000%, 11/15/42	$50,000,000	$51,500,000
3.625%, 02/15/53	20,000,000	19,831,250
3.250%, 05/15/42	125,000,000	115,747,070
U.S. Treasury Notes
4.625%, 02/28/25	90,000,000	90,745,312
4.500%, 11/30/24	65,000,000	65,154,883
4.375%, 10/31/24	225,000,000	224,920,899
4.250%, 12/31/24	140,000,000	139,934,375
4.125%, 09/30/27	145,000,000	148,279,493
2.750%, 11/15/23	25,000,000	24,704,101

Total U.S. Treasury Obligations (Cost $881,764,457)		880,817,383

CORPORATE OBLIGATIONS — 19.0%

Consumer Discretionary — 3.6%
Airswift Global
13.373%, ICE LIBOR USD 3 Month + 8.500%, 05/12/25 (A)(B)	10,000,000	10,150,000
Choice Hotels International
3.700%, 12/01/29	8,000,000	7,257,624
3.700%, 01/15/31	3,000,000	2,657,647
Empire Resorts
7.750%, 11/01/26 (B)	2,750,000	2,275,625
General Motors Financial
1.200%, 10/15/24	6,333,000	5,954,665
Jaguar Land Rover Automotive
4.500%, 10/01/27 (B)	3,102,000	2,597,525
MajorDrive Holdings IV
6.375%, 06/01/29 (B)	29,685,000	23,451,150
NES Fircroft Bondco
11.750%, 09/29/26 (B)	7,750,000	7,971,349
Scientific Games International
8.625%, 07/01/25 (B)	5,750,000	5,879,375
STL Holding
7.500%, 02/15/26 (B)	16,460,000	14,513,277
TransJamaican Highway
5.750%, 10/10/36 (B)	1,402,513	1,156,022
VistaJet Malta Finance
7.875%, 05/01/27 (B)	14,863,000	14,119,850
6.375%, 02/01/30 (B)	2,000,000	1,730,270

		99,714,379

Consumer Staples — 0.1%
Philip Morris International
5.125%, 02/15/30	2,500,000	2,526,032

Energy — 6.8%
Apache
7.750%, 12/15/29	4,138,000	4,354,883
Barclays
8.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.431%, 12/15/71 (A)	20,000,000	17,518,000
Colonial Pipeline
8.375%, 11/01/30 (B)	500,000	588,618
Intesa Sanpaolo
4.000%, 09/23/29 (B)	5,000,000	4,439,225
Marathon Oil
4.400%, 07/15/27	3,000,000	2,929,524
New England Power
2.807%, 10/06/50 (B)	5,000,000	3,335,046

Description	Face Amount	Value
Paratus Energy Services
10.000% PIK, 07/15/26 (B)	$88,615,337	$81,526,110
10.000% PIK, 07/15/26	17,986,651	16,547,719
Petroleos Mexicanos
10.000%, 02/07/33 (B)	2,000,000	1,857,728
6.700%, 02/16/32 (B)	6,352,000	4,889,597
Reliance Industries
2.875%, 01/12/32 (B)	2,000,000	1,674,752
SBL Holdings
6.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.620%, 11/13/71 (A)(B)	2,000,000	1,164,380
Seamex Finance Ltd.
12.000%, 08/31/24	8,035,788	8,086,012
Tiger Holdco Pte
13.000% PIK, 06/10/23 (B)	19,751,730	19,603,592
Transocean
11.500%, 01/30/27 (B)	20,000,000	20,469,600

		188,984,786

Financials — 4.5%
BAC Capital Trust XIV
5.266%, ICE LIBOR USD 3 Month + 0.400%, 09/15/71 (A)	9,870,000	7,551,537
Bank of Ireland Group
6.253%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.650%, 09/16/26 (A)(B)	7,000,000	7,041,075
Charles Schwab
4.000%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 3.079%, 03/01/72 (A)	2,000,000	1,537,500
Comerica
4.000%, 02/01/29	13,300,000	11,374,459
Comerica Bank
7.875%, 09/15/26	10,000,000	9,681,612
Credit Suisse NY
4.750%, 08/09/24	15,000,000	14,493,750
Deutsche Bank
7.500%, USD Swap Semi 30/360 5 Yr Curr + 5.003%, 04/30/72 (A)	4,000,000	3,287,120
4.296%, USD Swap Semi 30/360 5 Yr Curr + 2.248%, 05/24/28 (A)	12,000,000	11,946,254
Deutsche Bank NY
7.079%, U.S. SOFR + 3.650%, 02/10/34 (A)	5,000,000	4,677,742
Enova International
8.500%, 09/15/25 (B)	3,007,000	2,884,528
Farmers Exchange Capital
7.050%, 07/15/28 (B)	6,075,000	6,184,033
KeyBank MTN
4.700%, 01/26/26	2,000,000	1,930,877
KeyCorp MTN
4.100%, 04/30/28	7,113,000	6,576,682
Prudential Financial
5.625%, ICE LIBOR USD 3 Month + 3.920%, 06/15/43 (A)	4,000,000	3,991,840
Royal Bank of Canada MTN
5.500%, 04/28/33	10,000,000	10,037,381

2

Description	Face Amount	Value
5.200%, 01/31/33	$3,000,000	$2,886,627
SBL Holdings
7.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.580%, 05/13/71 (A)(B)	2,500,000	1,612,500
Synchrony Bank
5.400%, 08/22/25	8,144,000	7,766,389
Synchrony Financial
4.375%, 03/19/24	3,000,000	2,936,714
Wachovia
6.605%, 10/01/25	5,650,000	5,801,482

		124,200,102

Industrials — 1.1%
AerCap Ireland Capital DAC
1.750%, 10/29/24	4,000,000	3,748,538
Boeing
2.950%, 02/01/30	3,344,000	2,968,219
Brundage-Bone Concrete Pumping Holdings
6.000%, 02/01/26 (B)	3,100,000	2,914,000
Burlington Northern Santa Fe
7.290%, 06/01/36	5,000,000	6,009,013
Equifax
3.100%, 05/15/30	3,000,000	2,631,525
Flowserve
3.500%, 10/01/30	4,000,000	3,530,057
Leidos
2.300%, 02/15/31	3,291,000	2,670,472
nVent Finance Sarl
5.650%, 05/15/33	3,000,000	3,029,464
Regal Rexnord
6.300%, 02/15/30 (B)	4,500,000	4,584,652

		32,085,940

Information Technology — 1.7%
Amkor Technology
6.625%, 09/15/27 (B)	10,372,000	10,382,289
Apple
3.850%, 05/04/43	2,000,000	1,825,701
Avnet
3.000%, 05/15/31	7,000,000	5,713,101
Kyndryl Holdings
4.100%, 10/15/41	10,730,000	7,246,962
Motorola Solutions
4.600%, 05/23/29	21,435,000	21,087,028

		46,255,081

Materials — 0.3%
Mineral Resources
8.125%, 05/01/27 (B)	8,136,000	8,204,993
Nacional del Cobre de Chile
3.150%, 01/15/51 (B)	500,000	348,945

		8,553,938

Real Estate — 0.2%
GLP Capital
3.250%, 01/15/32 ‡	750,000	615,007
Invitation Homes Operating Partnership
2.000%, 08/15/31 ‡	2,000,000	1,541,304
Sabra Health Care
3.200%, 12/01/31 ‡	3,920,000	2,941,944

		5,098,255

Description	Face Amount	Value
Utilities — 0.7%
Pacific Gas and Electric
4.500%, 07/01/40	$11,000,000	$8,938,771
3.750%, 08/15/42	5,000,000	3,554,758
Sempra Energy
6.000%, 10/15/39	6,000,000	6,334,583

		18,828,112

Total Corporate Obligations (Cost $560,989,771)		526,246,625

COLLATERALIZED LOAN OBLIGATIONS — 17.7%
AMMC CLO 26, Ser 2023-26A, Cl B1
7.593%, TSFR3M + 2.450%, 04/15/36 (A)(B)	7,500,000	7,449,607
Apidos CLO Funding RR Subsidiary, Ser 2018-12RR, Cl A
6.790%, ICE LIBOR USD 3 Month + 1.530%, 04/15/31 (A)(B)	3,000,000	2,992,107
Apidos CLO XI, Ser 2021-11A, Cl CR3
7.260%, ICE LIBOR USD 3 Month + 2.000%, 04/17/34 (A)(B)	13,750,000	12,965,411
Apidos CLO XI, Ser 2021-11A, Cl ER3
11.830%, ICE LIBOR USD 3 Month + 6.570%, 04/17/34 (A)(B)	5,000,000	4,563,640
Apidos CLO XXVIII, Ser 2017-28A, Cl A2
6.650%, ICE LIBOR USD 3 Month + 1.400%, 01/20/31 (A)(B)	15,000,000	14,582,850
Audax Senior Debt 6, Ser 2021- 6A, Cl B
7.200%, ICE LIBOR USD 3 Month + 1.950%, 10/20/33 (A)(B)	8,000,000	7,491,160
Battalion CLO 17, Ser 2021-17A, Cl B
6.850%, ICE LIBOR USD 3 Month + 1.600%, 03/09/34 (A)(B)	5,000,000	4,850,660
BCC Middle Market CLO, Ser 2018-1A, Cl A1A
6.800%, ICE LIBOR USD 3 Month + 1.550%, 10/20/30 (A)(B)	16,192,338	16,041,847
Benefit Street Partners CLO III, Ser 2017-IIIA, Cl DR
11.850%, ICE LIBOR USD 3 Month + 6.600%, 07/20/29 (A)(B)	5,000,000	4,584,735
Benefit Street Partners CLO III, Ser 2021-IIIA, Cl BR2
7.650%, ICE LIBOR USD 3 Month + 2.400%, 07/20/29 (A)(B)	15,000,000	14,628,255

3

Description	Face Amount	Value
Benefit Street Partners CLO IV, Ser 2021-IVA, Cl A2AR
6.800%, ICE LIBOR USD 3 Month + 1.550%, 01/20/32 (A)(B)	$8,750,000	$8,504,702
Benefit Street Partners CLO VIII, Ser 2018-8A, Cl A1AR
6.350%, ICE LIBOR USD 3 Month + 1.100%, 01/20/31 (A)(B)	5,288,311	5,243,313
BlueMountain CLO, Ser 2021-2A, Cl A2R2
6.615%, ICE LIBOR USD 3 Month + 1.700%, 08/20/32 (A)(B)	10,000,000	9,679,570
Carlyle Global Market Strategies, Ser 2018-1A, Cl CR2
7.060%, ICE LIBOR USD 3 Month + 1.800%, 04/17/31 (A)(B)	4,500,000	4,244,962
Carlyle Global Market Strategies, Ser 2018-3A, Cl A1A2
6.431%, ICE LIBOR USD 3 Month + 1.180%, 01/14/32 (A)(B)	24,855,641	24,556,006
Carlyle Global Market Strategies, Ser 2018-3A, Cl A2A2
7.101%, ICE LIBOR USD 3 Month + 1.850%, 01/14/32 (A)(B)	7,000,000	6,887,825
Carlyle Global Market Strategies, Ser 2018-3RA, Cl A1A
6.342%, ICE LIBOR USD 3 Month + 1.050%, 07/27/31 (A)(B)	14,877,491	14,682,967
Carlyle Global Market Strategies, Ser 2018-3RA, Cl A2
6.842%, ICE LIBOR USD 3 Month + 1.550%, 07/27/31 (A)(B)	9,000,000	8,792,298
Carlyle Global Market Strategies, Ser 2018-5A, Cl A1RR
6.400%, ICE LIBOR USD 3 Month + 1.140%, 07/15/31 (A)(B)	15,834,091	15,683,034
CIFC Funding, Ser 2018-1A, Cl A
6.262%, ICE LIBOR USD 3 Month + 1.000%, 04/18/31 (A)(B)	10,000,000	9,889,770
CIFC Funding, Ser 2022-2A, Cl A1
6.348%, TSFR3M + 1.320%, 04/19/35 (A)(B)	4,500,000	4,410,041
CIFC Funding, Ser 2022-2A, Cl B
6.878%, TSFR3M + 1.850%, 04/19/35 (A)(B)	9,125,000	8,841,222
Dryden 68 CLO, Ser 2021-68A, Cl BR
6.960%, ICE LIBOR USD 3 Month + 1.700%, 07/15/35 (A)(B)	11,750,000	11,346,364

Description	Face Amount	Value
Elmwood CLO 20, Ser 2022-7A, Cl B1 7.736%, TSFR3M + 2.750%,
10/17/34 (A)(B)	$5,625,000	$5,574,471
Galaxy XV CLO, Ser 2021-15A, Cl CRR
7.110%, ICE LIBOR USD 3 Month + 1.850%, 10/15/30 (A)(B)	4,814,000	4,588,204
Galaxy XXI, Ser 2015-21A, Cl AR
6.270%, ICE LIBOR USD 3 Month + 1.020%, 04/20/31 (A)(B)	5,000,000	4,930,170
GoldenTree Credit Opportunities Financing, Ser 2018-1A, Cl A1R
6.546%, ICE LIBOR USD 3 Month + 1.680%, 06/15/34 (A)(B)	3,701,583	3,690,708
Golub Capital Partners, Ser 2017- 17A, Cl A1R
6.905%, ICE LIBOR USD 3 Month + 1.650%, 10/25/30 (A)(B)	7,990,144	7,925,815
Golub Capital Partners, Ser 2017- 21A, Cl AR
6.725%, ICE LIBOR USD 3 Month + 1.470%, 01/25/31 (A)(B)	10,671,323	10,551,548
Golub Capital Partners, Ser 2017- 22A, Cl AR
6.430%, ICE LIBOR USD 3 Month + 1.180%, 01/20/31 (A)(B)	8,947,713	8,866,244
Golub Capital Partners, Ser 2017- 23A, Cl AR
6.450%, ICE LIBOR USD 3 Month + 1.200%, 01/20/31 (A)(B)	19,857,423	19,682,618
Golub Capital Partners, Ser 2017- 24A, Cl AR
6.406%, ICE LIBOR USD 3 Month + 1.600%, 11/05/29 (A)(B)	8,689,240	8,580,112
Golub Capital Partners, Ser 2017- 24A, Cl DR
8.706%, ICE LIBOR USD 3 Month + 3.900%, 11/05/29 (A)(B)	3,000,000	2,766,066
Golub Capital Partners, Ser 2018- 26A, Cl BR
6.800%, ICE LIBOR USD 3 Month + 1.550%, 04/20/31 (A)(B)	12,000,000	11,691,936
Golub Capital Partners, Ser 2018- 36A, Cl A
6.106%, ICE LIBOR USD 3 Month + 1.300%, 02/05/31 (A)(B)	11,000,000	10,864,733

4

Description	Face Amount	Value
Golub Capital Partners, Ser 2021- 19RA, Cl B1R2
6.800%, ICE LIBOR USD 3 Month + 1.550%, 04/20/34 (A)(B)	$20,000,000	$19,301,680
Invesco CLO, Ser 2022-3A, Cl B
7.821%, TSFR3M + 2.750%, 10/22/35 (A)(B)	6,000,000	5,918,262
LCM Loan Income Fund I Income Note Issuer, Ser 2018-27A, Cl A1
6.340%, ICE LIBOR USD 3 Month + 1.080%, 07/16/31 (A)(B)	13,000,000	12,858,729
NXT Capital CLO, Ser 2021-1A, Cl BRR
7.261%, ICE LIBOR USD 3 Month + 2.000%, 07/20/33 (A)(B)	9,000,000	8,536,167
Oak Hill Credit Partners X-R, Ser 2021-10RA, Cl BR
6.800%, ICE LIBOR USD 3 Month + 1.550%, 04/20/34 (A)(B)	8,000,000	7,637,808
Oak Hill Credit Partners X-R, Ser 2021-10RA, Cl CR
7.250%, ICE LIBOR USD 3 Month + 2.000%, 04/20/34 (A)(B)	5,100,000	4,846,316
Oaktree CLO, Ser 2021-3A, Cl BR
7.000%, ICE LIBOR USD 3 Month + 1.750%, 10/20/34 (A)(B)	13,500,000	12,900,033
OHA Credit Funding 7, Ser 2022- 7A, Cl AR
6.328%, TSFR3M + 1.300%, 02/24/37 (A)(B)	25,000,000	24,525,225
OZLM Funding IV, Ser 2017-4A, Cl A2R
6.973%, ICE LIBOR USD 3 Month + 1.700%, 10/22/30 (A)(B)	5,000,000	4,898,750
Texas Debt Capital CLO, Ser 2023- 1A, Cl A
6.622%, TSFR3M + 1.800%, 04/20/36 (A)(B)	4,000,000	3,986,844
Thayer Park CLO, Ser 2021-1A, Cl A2AR
6.650%, ICE LIBOR USD 3 Month + 1.400%, 04/20/34 (A)(B)	9,250,000	8,902,579
Thayer Park CLO, Ser 2021-1A, Cl BR
7.050%, ICE LIBOR USD 3 Month + 1.800%, 04/20/34 (A)(B)	9,500,000	9,051,933
Venture 37 CLO, Ser 2021-37A, Cl BR
7.010%, ICE LIBOR USD 3 Month + 1.750%, 07/15/32 (A)(B)	10,000,000	9,538,760

Description	Face Amount	Value
Venture XIX, Ser 2018-19A, Cl ARR
6.520%, ICE LIBOR USD 3 Month + 1.260%, 01/15/32 (A)(B)	$19,250,000	$18,916,455
Zais, Ser 2017-1A, Cl A2
6.760%, ICE LIBOR USD 3 Month + 1.500%, 07/15/29 (A)(B)	11,250,000	11,089,643
Zais, Ser 2018-1A, Cl B
6.710%, ICE LIBOR USD 3 Month + 1.450%, 04/15/29 (A)(B)	5,000,000	4,876,010

Total Collateralized Loan Obligations
(Cost $502,562,606)		490,410,165

MORTGAGE-BACKED SECURITIES — 13.8%

Agency Mortgage-Backed Obligation — 3.5%
FHLMC
3.064%, ICE LIBOR USD 12 Month + 1.620%, 01/01/45 (A)	2,762,038	2,661,960
2.965%, ICE LIBOR USD 12 Month + 1.650%, 06/01/43 (A)	1,734,048	1,763,181
FHLMC STRIPS, Ser 2012-293, Cl IO, IO
4.000%, 11/15/32	537,371	52,444
FHLMC, Ser 2011-3898, Cl FC
5.458%, LIBOR USD 1 Month + 0.510%, 11/15/36 (A)	1,093,187	1,085,965
FHLMC, Ser 2012-3996, Cl QL
4.000%, 02/15/42	5,053,174	5,004,211
FHLMC, Ser 2012-4029, Cl LI, IO
3.000%, 01/15/27	1,113,025	24,129
FHLMC, Ser 2012-4077, Cl AI, IO
3.000%, 01/15/27	963,935	11,639
FHLMC, Ser 2012-4106, Cl YI, IO
2.500%, 09/15/27	1,091,298	41,980
FHLMC, Ser 2012-4116, Cl MI, IO
4.000%, 10/15/42	12,518,036	1,715,258
FHLMC, Ser 2012-4116, Cl PI, IO
4.000%, 10/15/42	4,019,595	768,503
FHLMC, Ser 2012-4134, Cl BI, IO
2.500%, 11/15/27	3,183,157	121,351
FHLMC, Ser 2012-4136, Cl PI, IO
3.000%, 11/15/32	7,964,770	801,273
FHLMC, Ser 2012-4148, Cl LI, IO
2.500%, 12/15/27	2,189,243	86,842
FHLMC, Ser 2013-4213, Cl IG, IO
4.000%, 06/15/43	6,211,190	758,299
FHLMC, Ser 2014-4349, Cl KI, IO
3.000%, 04/15/33	4,048,566	233,295
FHLMC, Ser 2015-4457, Cl EI, IO
3.500%, 02/15/45	258,411	23,578
FHLMC, Ser 2017-4675, Cl VE
3.500%, 08/15/37	4,707,000	4,506,311
FHLMC, Ser 2019-4908, Cl AS, IO
1.080%, ICE LIBOR USD 1 Month + 6.100%, 01/25/45 (A)	10,024,133	1,314,777
FHLMC, Ser 2021-5085, Cl IG, IO
2.500%, 03/25/51	21,295,242	2,869,553

5

Description	Face Amount	Value
FHLMC, Ser 2022-5202, Cl KI, IO
3.500%, 06/25/49	$16,165,460	$2,660,553
FNMA
5.500%, 05/01/44	3,564,196	3,692,966
4.500%, 08/01/41	2,039,863	2,047,138
3.000%, 10/01/32 to 11/01/46	5,354,651	4,967,181
FNMA STRIPS, Ser 2009-397, Cl 2, IO
5.000%, 09/25/39	1,107,385	204,230
FNMA STRIPS, Ser 2009-400, Cl 2, IO
4.500%, 11/25/39	856,569	138,810
FNMA STRIPS, Ser 2010-404, Cl 2, IO
4.500%, 05/25/40	1,573,639	329,139
FNMA STRIPS, Ser 2011-407, Cl 2, IO
4.000%, 03/25/41	1,544,984	252,953
FNMA STRIPS, Ser 2012-410, Cl C5, IO
3.500%, 05/25/27	2,478,414	86,732
FNMA STRIPS, Ser 2015-421, Cl C1, IO
3.000%, 05/25/30	2,178,583	157,730
FNMA, Ser 2011-103, Cl GI, IO
3.500%, 10/25/26	627,760	16,526
FNMA, Ser 2011-146, Cl AY
3.500%, 01/25/32	2,174,840	2,113,135
FNMA, Ser 2012-61, Cl KI, IO
4.000%, 12/25/41	2,965,517	225,979
FNMA, Ser 2012-68, Cl GY
3.000%, 07/25/32	5,000,000	4,709,086
FNMA, Ser 2013-104, Cl TI, IO
3.000%, 08/25/32	1,184,004	50,207
FNMA, Ser 2014-40, Cl GI, IO
3.000%, 06/25/33	4,279,691	422,757
FNMA, Ser 2017-52, Cl DI, IO
4.500%, 07/25/47	7,254,917	1,177,878
FNMA, Ser 2019-44, Cl CI, IO
4.000%, 08/25/59	5,757,713	1,201,134
FNMA, Ser 2019-44, Cl PI, IO
4.000%, 08/25/49	4,765,628	749,892
FNMA, Ser 2020-44, Cl MI, IO
2.500%, 01/25/57	12,526,731	2,047,318
GNMA, Ser 2013-170, Cl QI, IO
4.854%, 11/20/43 (A)	7,517,487	864,213
GNMA, Ser 2013-42, Cl MI, IO
3.500%, 04/20/41	378,141	4,656
GNMA, Ser 2013-62, Cl NI, IO
4.000%, 08/20/40	2,567,098	146,905
GNMA, Ser 2014-32, Cl CI, IO
4.000%, 03/20/43	2,118,090	166,986
GNMA, Ser 2014-44, Cl IO, IO
4.000%, 11/16/26	2,508,068	73,720
GNMA, Ser 2015-103, Cl CI, IO
4.000%, 07/20/45	10,400,689	1,471,793
GNMA, Ser 2015-17, Cl JI, IO
3.500%, 05/20/28	2,277,881	63,860
GNMA, Ser 2016-99, Cl ID, IO
4.500%, 04/16/44	14,859,229	3,287,997

Description	Face Amount	Value
GNMA, Ser 2017-137, Cl DI, IO
3.000%, 02/20/47	$884,310	$19,230
GNMA, Ser 2019-137, Cl GI, IO
4.000%, 11/20/49	54,167,980	9,196,602
GNMA, Ser 2020-189, Cl IJ, IO
2.500%, 12/20/50	20,959,414	2,414,009
GNMA, Ser 2020-191, Cl CT
1.250%, 12/20/50	4,028,115	3,260,109
GNMA, Ser 2021-8, Cl IG, IO
2.500%, 01/20/51	28,396,814	3,634,486
GNMA, Ser 2023-59, Cl G
6.000%, 03/20/50	21,000,000	21,654,574

		97,355,033

Commercial Mortgage-Backed Obligation — 6.3%
280 Park Avenue Mortgage Trust, Ser 280P, Cl F
7.718%, ICE LIBOR USD 1 Month + 2.827%, 09/15/34 (A)(B)	12,500,000	10,740,840
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-T26, Cl AJ
5.566%, 01/12/45 (A)	119,085	116,018
Benchmark Mortgage Trust, Ser 2020-B18, Cl E
2.250%, 07/15/53 (B)	8,000,000	3,687,618
Benchmark Mortgage Trust, Ser 2020-B21, Cl D
2.000%, 12/17/53 (B)	13,000,000	6,741,976
Benchmark Mortgage Trust, Ser 2020-IG3, Cl A4
2.437%, 09/15/48 (B)	10,000,000	8,470,833
BX Commercial Mortgage Trust, Ser 2020-VIV3, Cl B
3.662%, 03/09/44 (A)(B)	8,000,000	6,834,323
BXMT, Ser 2020-FL2, Cl A
5.904%, TSFR1M + 1.014%, 02/15/38 (A)(B)	9,964,339	9,438,142
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl C
4.171%, 06/10/48 (A)	5,000,000	4,200,548
Commercial Mortgage Trust, Ser 2012-CR2, Cl D
5.036%, 08/15/45 (A)(B)	69,895	64,301
Commercial Mortgage Trust, Ser 2014-LC15, Cl D
5.170%, 04/10/47 (A)(B)	9,500,000	8,683,631
Commercial Mortgage Trust, Ser 2014-UBS6, Cl C
4.583%, 12/10/47 (A)	4,000,000	3,465,119
Commercial Mortgage Trust, Ser 2015-DC1, Cl D
4.438%, 02/10/48 (A)(B)	9,000,000	6,764,594
Credit Suisse First Boston Mortgage Securities, Ser 2005- C2, Cl AMFL
5.198%, ICE LIBOR USD 1 Month + 0.250%, 04/15/37 (A)	38,415	38,160

6

Description	Face Amount	Value
Credit Suisse First Boston Mortgage Securities, Ser 2005- C2, Cl AMFX
4.877%, 04/15/37	$3,433	$3,374
CSMC Trust, Ser 2019-AFC1, Cl A1
2.573%, 07/25/49 (B)(C)	2,483,274	2,297,665
DROP Mortgage Trust, Ser 2021- FILE, Cl D
7.700%, ICE LIBOR USD 1 Month + 2.750%, 10/15/43 (A)(B)	15,000,000	12,890,090
FHLMC Military Housing Bonds Resecuritization Trust Certificates, Ser 2015-R1, Cl C3
5.942%, 11/25/52 (A)(B)	32,996,553	29,852,444
Fontainebleau Miami Beach Trust, Ser 2019-FBLU, Cl A
3.144%, 12/10/36 (B)	10,000,000	9,510,545
FREMF Mortgage Trust, Ser 2016- K54, Cl C
4.191%, 04/25/48 (A)(B)	5,000,000	4,812,363
FREMF Mortgage Trust, Ser 2016- K57, Cl C
4.052%, 08/25/49 (A)(B)	8,840,000	8,442,243
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl B
3.380%, 07/10/39 (A)(B)	2,500,000	2,084,749
JPMDB Commercial Mortgage Securities Trust, Ser 2016-C2, Cl C
3.482%, 06/15/49 (A)	4,328,000	3,301,148
JPMorgan Chase Commercial Mortgage Securities, Ser 2007- LD12, Cl AJ
6.734%, 02/15/51 (A)	1,763,153	1,656,232
JPMorgan Chase Commercial Mortgage Securities, Ser 2007- LD12, Cl J
5.994%, 02/15/51 (A)(D)(E)	1,000,000	—
LStar Commercial Mortgage Trust, Ser 2016-4, Cl AS
3.188%, 03/10/49 (B)	3,000,000	2,817,367
MFRA Trust, Ser 2022-INV1, Cl A3
4.250%, 04/25/66 (A)(B)	4,000,000	3,403,527
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016- C29, Cl C
4.879%, 05/15/49 (A)	2,413,000	2,123,091
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl C
4.887%, 01/15/59 (A)	5,000,000	4,548,550
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl D
3.788%, 01/15/59 (A)(B)	2,000,000	1,521,428
Wells Fargo Commercial Mortgage Trust, Ser 2016-C34, Cl B
4.089%, 06/15/49	5,000,000	4,401,061
Wells Fargo Commercial Mortgage Trust, Ser 2018-AUS, Cl A
4.194%, 08/17/36 (A)(B)	5,000,000	4,547,682

Description	Face Amount	Value
WFRBS Commercial Mortgage Trust, Ser 2013-UBS1, Cl C
5.192%, 03/15/46 (A)	$3,000,000	$2,931,082
WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl D
3.803%, 11/15/47 (A)(B)	7,310,000	5,922,584

		176,313,328

Non-Agency Residential Mortgage-Backed Obligation — 4.0%
510 Asset Backed Trust, Ser 2021- NPL1, Cl A2
3.967%, 06/25/61 (B)(C)	20,000,000	17,471,938
510 Asset Backed Trust, Ser 2021- NPL2, Cl A2
4.090%, 06/25/61 (B)(C)	7,000,000	6,162,017
Angel Oak Mortgage Trust, Ser 2021-4, Cl A3
1.446%, 01/20/65 (A)(B)	2,221,118	1,777,908
Arroyo Mortgage Trust, Ser 2019- 2, Cl A2
3.498%, 04/25/49 (A)(B)	2,220,147	2,080,532
CAFL, Ser 2021-RTL1, Cl A1
2.239%, 03/28/29 (B)(C)	2,000,000	1,839,287
CAFL, Ser 2022-RTL1, Cl A1
4.250%, 05/28/29 (C)	7,000,000	6,565,948
Carrington Mortgage Loan Trust, Ser 2007-FRE1, Cl M8
2.461%, ICE LIBOR USD 1 Month + 2.250%, 02/25/37 (A)(D)(E)	1,000,000	—
FirstKey Mortgage Trust, Ser 2015- 1, Cl A3
3.500%, 03/25/45 (A)(B)	863,643	795,024
Galton Funding Mortgage Trust, Ser 2019-1, Cl A22
4.000%, 02/25/59 (A)(B)	134,133	129,698
Galton Funding Mortgage Trust, Ser 2019-2, Cl A21
4.000%, 06/25/59 (A)(B)	1,471,285	1,411,580
PRET, Ser 2021-NPL3, Cl A2
3.721%, 07/25/51 (B)(C)	4,755,000	3,994,825
PRET, Ser 2021-NPL5, Cl A2
4.704%, 10/25/51 (B)(C)	7,000,000	6,071,443
PRET, Ser 2021-RN3, Cl A1
1.843%, 09/25/51 (B)(C)	6,938,807	6,347,937
PRET, Ser 2021-RN4, Cl A2
5.194%, 10/25/51 (A)(B)	6,000,000	5,519,294
Pretium Mortgage Credit Partners I, Ser 2021-NPL1, Cl A2
4.213%, 09/27/60 (B)(C)	9,000,000	8,060,801
Pretium Mortgage Credit Partners I, Ser 2021-NPL2, Cl A2
3.844%, 06/27/60 (B)(C)	2,750,000	2,327,606
PRPM, Ser 2021-10, Cl A2
4.826%, 10/25/26 (B)(C)	8,000,000	7,197,629
PRPM, Ser 2021-5, Cl A2
3.721%, 06/25/26 (B)(C)	5,000,000	4,016,892
PSMC Trust, Ser 2020-2, Cl A2
3.000%, 05/25/50 (A)(B)	621,125	555,053
RCO VI Mortgage, Ser 2022-1, Cl A2
5.250%, 01/25/27 (B)(C)	5,000,000	4,624,402

7

Description	Face Amount	Value
Sequoia Mortgage Trust, Ser 2013-4, Cl AIO1, IO
0.849%, 04/25/43 (A)(B)	$49,213,376	$1,188,921
Sequoia Mortgage Trust, Ser 2017- CH1, Cl A2
3.500%, 08/25/47 (A)(B)	73,928	69,245
Sequoia Mortgage Trust, Ser 2018-CH4, Cl A2
4.000%, 10/25/48 (A)(B)	25,634	25,346
Toorak Mortgage, Ser 2021-1, Cl M1
5.805%, 06/25/24 (B)(C)	15,000,000	14,100,096
VOLT, Ser 2021-CF2, Cl A2
5.316%, 11/27/51 (B)(C)	4,000,000	3,538,118
Wells Fargo Mortgage Backed Securities Trust, Ser 2020-1, Cl A1
3.000%, 12/25/49 (A)(B)	2,469,440	2,148,952
WinWater Mortgage Loan Trust, Ser 2014-1, Cl A1
3.918%, 06/20/44 (A)(B)	461,817	438,763
WinWater Mortgage Loan Trust, Ser 2014-2, Cl A1
4.000%, 09/20/44 (A)(B)	143,530	136,021
WinWater Mortgage Loan Trust, Ser 2014-3, Cl A3
3.500%, 11/20/44 (A)(B)	366,363	342,875
WinWater Mortgage Loan Trust, Ser 2015-2, Cl A11
3.500%, 02/20/45 (A)(B)	435,659	398,028
WinWater Mortgage Loan Trust, Ser 2015-3, Cl A3
3.500%, 03/20/45 (A)(B)	583,302	542,306

		109,878,485

Total Mortgage-Backed Securities (Cost $432,084,581)		383,546,846

ASSET-BACKED SECURITIES — 13.1%
Automotive — 9.2%
ACC Auto Trust, Ser 2021-A, Cl D
6.100%, 06/15/29 (B)	13,000,000	12,392,312
American Credit Acceptance Receivables Trust, Ser 2020-2, Cl E
7.600%, 02/16/27 (B)	13,750,000	13,757,392
American Credit Acceptance Receivables Trust, Ser 2020-3, Cl D
2.400%, 06/15/26 (B)	6,500,000	6,356,928
American Credit Acceptance Receivables Trust, Ser 2020-4, Cl E
3.650%, 12/14/26 (B)	4,000,000	3,902,145
American Credit Acceptance Receivables Trust, Ser 2022-2, Cl C
4.410%, 06/13/28 (B)	5,000,000	4,913,480
American Credit Acceptance Receivables Trust, Ser 2022-4, Cl C
7.860%, 02/15/29 (B)	5,000,000	5,164,719

Description	Face Amount	Value
American Credit Acceptance Receivables Trust, Ser 2023-1, Cl C
5.590%, 04/12/29 (B)	$5,000,000	$4,985,888
American Credit Acceptance Receivables Trust, Ser 2023-2, Cl D
6.470%, 08/13/29 (B)	4,000,000	4,019,122
Amur Equipment Finance Receivables IX, Ser 2021-1A, Cl D
2.300%, 11/22/27 (B)	1,250,000	1,156,837
Amur Equipment Finance Receivables XI, Ser 2022-2A, Cl E
9.320%, 10/22/29 (B)	2,600,000	2,545,419
Avid Automobile Receivables Trust, Ser 2019-1, Cl D
4.030%, 07/15/26 (B)	1,300,000	1,298,645
Avid Automobile Receivables Trust, Ser 2023-1, Cl E
11.140%, 05/15/29 (B)	5,595,000	5,650,379
CarNow Auto Receivables Trust, Ser 2021-2A, Cl C
1.690%, 03/15/27 (B)	3,330,000	3,213,071
CarNow Auto Receivables Trust, Ser 2021-2A, Cl E
4.450%, 02/15/28 (B)	4,000,000	3,608,080
CarNow Auto Receivables Trust, Ser 2023-1A, Cl E
12.040%, 04/16/29 (B)	5,000,000	4,827,336
Carvana Auto Receivables Trust, Ser 2019-4A, Cl E
4.700%, 10/15/26 (B)	1,000,000	975,569
CIG Auto Receivables Trust, Ser 2021-1A, Cl E
4.450%, 05/12/28 (B)	7,000,000	6,397,212
CPS Auto Receivables Trust, Ser 2019-B, Cl F
7.480%, 06/15/26 (B)	6,055,000	6,022,498
CPS Auto Receivables Trust, Ser 2019-D, Cl D
2.720%, 09/15/25 (B)	874,648	869,282
CPS Auto Receivables Trust, Ser 2019-D, Cl E
3.860%, 10/15/25 (B)	6,000,000	5,863,083
DT Auto Owner Trust, Ser 2020- 1A, Cl E
3.480%, 02/16/27 (B)	4,500,000	4,355,915
DT Auto Owner Trust, Ser 2020- 3A, Cl D
1.840%, 06/15/26 (B)	2,000,000	1,886,933
DT Auto Owner Trust, Ser 2021- 1A, Cl E
2.380%, 01/18/28 (B)	1,000,000	929,342
DT Auto Owner Trust, Ser 2021- 3A, Cl D
1.310%, 05/17/27 (B)	5,500,000	5,003,785
Exeter Automobile Receivables Trust, Ser 2020-1A, Cl D
2.730%, 12/15/25 (B)	1,884,179	1,848,861

8

Description	Face Amount	Value
First Investors Auto Owner Trust, Ser 2020-1A, Cl D
3.150%, 04/15/26 (B)	$4,000,000	$3,931,423
First Investors Auto Owner Trust, Ser 2020-1A, Cl E
4.630%, 06/16/26 (B)	5,510,000	5,429,731
First Investors Auto Owner Trust, Ser 2020-1A, Cl F
7.070%, 06/15/27 (B)	5,300,000	5,267,055
First Investors Auto Owner Trust, Ser 2022-1A, Cl E
5.410%, 06/15/29 (B)	2,280,000	1,971,685
Flagship Credit Auto Trust, Ser 2019-2, Cl D
3.530%, 05/15/25 (B)	5,190,000	5,109,432
Flagship Credit Auto Trust, Ser 2020-1, Cl E
3.520%, 06/15/27 (B)	7,931,000	7,264,440
Flagship Credit Auto Trust, Ser 2020-2, Cl E
8.220%, 09/15/27 (B)	8,000,000	8,053,225
Foursight Capital Automobile Receivables Trust, Ser 2020-1, Cl E
3.490%, 04/15/26 (B)	1,300,000	1,284,579
Foursight Capital Automobile Receivables Trust, Ser 2022-1, Cl E
4.690%, 08/15/29 (B)	4,230,000	3,653,499
GLS Auto Receivables Issuer Trust, Ser 2019-3A, Cl D
3.840%, 05/15/26 (B)	6,000,000	5,865,888
GLS Auto Receivables Issuer Trust, Ser 2020-1A, Cl D
3.680%, 11/16/26 (B)	5,000,000	4,832,522
GLS Auto Receivables Issuer Trust, Ser 2020-4A, Cl E
3.510%, 10/15/27 (B)	650,000	613,360
GLS Auto Receivables Issuer Trust, Ser 2022-1A, Cl E
5.640%, 05/15/29 (B)	4,000,000	3,518,808
GLS Auto Receivables Issuer Trust, Ser 2022-3A, Cl E
8.350%, 10/15/29 (B)	1,990,000	1,845,784
Hertz Vehicle Financing, Ser 2021- 1A, Cl D
3.980%, 12/26/25 (B)	10,000,000	9,253,597
Libra Solutions, Ser 2023-1A, Cl A
7.000%, 02/15/35 (B)	4,713,994	4,694,921
Santander Consumer Auto Receivables Trust, Ser 2020-AA, Cl E
7.690%, 05/15/26 (B)	9,006,000	9,035,809
Santander Consumer Auto Receivables Trust, Ser 2020-AA, Cl F
10.120%, 01/16/29 (B)	27,740,000	28,243,647
Santander Consumer Auto Receivables Trust, Ser 2020-BA, Cl F
7.030%, 08/15/28 (B)	6,250,000	6,298,178

Description	Face Amount	Value
Santander Consumer Auto Receivables Trust, Ser 2021-AA, Cl E
3.280%, 03/15/27 (B)	$1,000,000	$921,223
Tricolor Auto Securitization Trust, Ser 2021-1A, Cl C
1.330%, 09/16/24 (B)	832,149	829,916
Tricolor Auto Securitization Trust, Ser 2022-1A, Cl F
9.800%, 07/16/29 (B)	4,000,000	3,853,940
Tricolor Auto Securitization Trust, Ser 2023-1A, Cl F
16.000%, 06/17/30 (B)	11,910,000	12,000,241
United Auto Credit Securitization Trust, Ser 2022-2, Cl D
6.840%, 01/10/28 (B)	5,389,000	5,357,307
Veros Auto Receivables Trust, Ser 2021-1, Cl C
3.640%, 08/15/28 (B)	4,320,000	4,054,638

		255,129,081

Credit Card — 0.2%
Mercury Financial Credit Card Master Trust, Ser 2022-1A, Cl A
2.500%, 09/21/26 (B)	3,000,000	2,823,715
Mercury Financial Credit Card Master Trust, Ser 2022-1A, Cl C
5.200%, 09/21/26 (B)	1,780,000	1,660,386

		4,484,101

Other Asset-Backed Securities — 3.7%
BHG Securitization Trust, Ser 2022-B, Cl D
6.690%, 06/18/35 (B)	5,993,367	5,546,476
CAL Funding IV, Ser 2020-1A, Cl B
3.500%, 09/25/45 (B)	1,326,708	1,177,593
CF Hippolyta Issuer, Ser 2020-1, Cl A2
1.990%, 07/15/60 (B)	5,269,584	4,476,635
CP EF Asset Securitization I, Ser 2022-1A, Cl A
5.960%, 04/15/30 (B)	3,421,373	3,379,874
Diamond Resorts Owner Trust, Ser 2019-1A, Cl A
2.890%, 02/20/32 (B)	885,208	845,969
Global SC Finance VII Srl, Ser 2020-1A, Cl A
2.170%, 10/17/40 (B)	2,854,472	2,594,899
Harley Marine Financing, Ser 2018-1A, Cl A2
6.682%, 05/15/43 (B)(C)	9,655,489	9,363,845
Harley Marine Financing, Ser 2018-1A, Cl B
8.869%, 05/15/43 (B)(C)	6,000,000	5,655,006
JG Wentworth XXI LLC, Ser 2010- 2A, Cl B
7.450%, 01/15/50 (B)	1,063,370	1,061,776
JGWPT XXVI LLC, Ser 2012-2A, Cl B
6.770%, 10/17/61 (B)	1,373,205	1,359,359
Kapitus Asset Securitization, Ser 2022-1A, Cl A
3.382%, 07/10/28 (B)	8,000,000	7,525,509

9

Description	Face Amount	Value
Libra Solutions, Ser 2023-1A, Cl B
10.250%, 02/15/35 (B)	$7,124,619	$7,149,322
Marlette Funding Trust, Ser 2020- 1A, Cl D
3.540%, 03/15/30 (B)	837,687	818,442
Mosaic Solar Loan Trust, Ser 2020-2A, Cl B
2.210%, 08/20/46 (B)	2,753,707	2,244,280
Octane Receivables Trust, Ser 2021-2A, Cl B
2.020%, 09/20/28 (B)	3,000,000	2,738,423
Oportun Issuance Trust, Ser 2022- A, Cl C
7.400%, 06/09/31 (B)	3,000,000	2,827,268
Orange Lake Timeshare Trust, Ser 2019-A, Cl C
3.610%, 04/09/38 (B)	1,237,162	1,168,799
Orange Lake Timeshare Trust, Ser 2019-A, Cl D
4.930%, 04/09/38 (B)	204,134	190,283
Pawnee Equipment Receivables, Ser 2019-1, Cl D
2.860%, 10/15/24 (B)	5,500,000	5,486,761
Pawnee Equipment Receivables, Ser 2019-1, Cl E
3.800%, 01/15/26 (B)	2,500,000	2,493,560
Pawneee Equipment Receivables, Ser 2021-1, Cl C
2.300%, 07/15/27 (B)	4,700,000	4,260,676
Pawneee Equipment Receivables, Ser 2022-1, Cl C
6.010%, 07/17/28 (B)	4,000,000	3,927,147
Sapphire Aviation Finance I, Ser 2018-1A, Cl B
5.926%, 03/15/40 (B)	1,715,776	779,871
Stack Infrastructure Issuer Series, Ser 2019-1A, Cl A2
4.540%, 02/25/44 (B)	2,534,251	2,489,374
Textainer Marine Containers VII, Ser 2020-2A, Cl B
3.340%, 09/20/45 (B)	1,503,639	1,342,108
Triton Container Finance VIII, Ser 2020-1A, Cl B
3.740%, 09/20/45 (B)	780,417	690,495
TRTX Issuer, Ser 2021-FL4, Cl C
7.348%, ICE LIBOR USD 1 Month + 2.400%, 03/15/38 (A)(B)	10,000,000	9,318,140
VOLT CIII, Ser 2021-CF1, Cl A2
3.967%, 08/25/51 (B)(C)	3,303,000	2,728,331
VR Funding, Ser 2020-1A, Cl A
2.790%, 11/15/50 (B)	6,344,610	5,461,194
VR Funding, Ser 2020-1A, Cl C
6.420%, 11/15/50 (B)	3,827,500	3,401,742

		102,503,157

Student Loan — 0.0%
Commonbond Student Loan Trust, Ser 2017-AGS, Cl A1
2.550%, 05/25/41 (B)	1,249,068	1,166,889

Total Asset-Backed Securities (Cost $375,840,485)		363,283,228

Description	Face Amount	Value
MUNICIPAL BONDS — 1.7%
Board of Regents of the University of Texas System, Build America Bonds, Cl D, RB
5.134%, 08/15/42	$3,000,000	$3,172,304
GDB Debt Recovery Authority of Puerto Rico, RB
7.500%, 08/20/40	6,388,442	5,302,407
Mission, Economic Development, RB
8.550%, 12/01/21(D)(E)	2,125,000	21,250
Mission, Economic Development, RB
10.875%, 12/01/28(D)(E)	3,315,000	33,150
9.750%, 12/01/25(D)(E)	3,045,000	30,450
North Texas Tollway Authority, RB
8.410%, 02/01/30	1,959,000	2,185,317
Northwest Independent School District, Ser A, GO, PSF-GTD
1.776%, 02/15/31	2,000,000	1,665,356
1.836%, 02/15/32	1,890,000	1,542,968
Rhode Island State, Health & Educational System, Providence Public Schools, Cl A, RB, CITY APPROP ST AID WITHHLDG
8.000%, 05/15/29	5,000,000	5,008,671
San Juan, Higher Education Finance Authority, RB
8.250%, 08/15/29	4,400,000	4,409,627
State of Illinois, Ser A, GO
3.140%, 10/01/24	14,460,000	14,059,646
Texas State, Public Finance Authority Charter School, Ser 2010-Q, Cl O, RB
8.125%, 02/15/27	1,900,000	2,070,314
Texas State, Transportation Commission State Highway Fund, RB
4.000%, 10/01/33	3,000,000	2,911,142
Texas State, Transportation Commission State Highway Fund, Ser B-BUILD, RB
5.178%, 04/01/30	3,980,000	4,136,363

Total Municipal Bonds (Cost $56,840,687)		46,548,965

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.3%
FAMC
6.125%, 10/27/32	3,000,000	2,993,468
FFCB
6.080%, 04/28/33	5,000,000	4,998,854
5.930%, 03/28/33	3,000,000	2,991,611
5.700%, 03/23/26	3,000,000	2,991,392
5.490%, 09/22/42	1,000,000	987,239
FHLB
6.610%, 11/09/34	2,000,000	1,999,435
6.230%, 12/28/37	2,000,000	1,996,278
6.110%, 12/21/32	12,000,000	11,957,583
6.000%, 04/12/38	3,000,000	2,997,862
5.940%, 04/20/43	2,000,000	2,004,956

10

Description	Face Amount	Value
2.150%, 09/23/36	$1,500,000	$1,139,169

Total U.S. Government Agency Obligations (Cost $37,495,241)		37,057,847

	Shares
COMMON STOCK — 0.5%
Energy — 0.5%
Paratus Energy Services (D)	27,367	14,943,203

Total Common Stock (Cost $–)		14,943,203

	Face Amount
SOVEREIGN DEBT — 0.4%
Colombia Government International Bond
3.250%, 04/22/32	5,000,000	3,609,036
Kenya Government International Bond
7.250%, 02/28/28 (B)	3,000,000	2,303,964
Oman Government International Bond
6.500%, 03/08/47 (B)	4,500,000	4,214,070
Provincia de Buenos Aires
5.250%, 09/01/37 (B)(C)	333,959	103,301
Ukraine Government International Bond
7.750%, 09/01/24 (E)	5,000,000	1,070,660

Total Sovereign Debt (Cost $16,134,411)		11,301,031

	Shares
COMMERCIAL PAPER — 0.1%
Barton Capital 5.019%, 05/02/23 to 05/15/23 (F)	1,750,000	1,747,267

Total Commercial Paper (Cost $1,747,951)		1,747,267

Total Investments — 99.3% (Cost $2,865,460,190)		$2,755,902,560

Percentages are based on Net Assets of $2,773,972,022.

‡	Real Estate Investment Trust
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at April 30, 2023 was $1,380,706,316 and represents 49.8% of Net Assets.

(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on April 30, 2023. The coupon on a step bond changes on a specific date.
(D)	Level 3 security in accordance with fair value hierarchy.
(E)	Security in default on interest payments.
(F)	Interest rate represents the security’s effective yield at the time of purchase.

See “Glossary” for abbreviations.

FIA-QH-001-3100

11

Description	Face Amount	Value
CORPORATE OBLIGATIONS — 40.6%

Communication Services — 3.2%
ANGI Group
3.875%, 08/15/28 (A)	$2,000,000	$1,565,320
LCPR Senior Secured Financing DAC
6.750%, 10/15/27 (A)	900,000	854,899
T-Mobile USA
3.500%, 04/15/31	3,000,000	2,710,150

		5,130,369

Consumer Discretionary — 14.8%
Airswift Global
13.373%, ICE LIBOR USD 3 Month + 8.500%, 05/12/25 (A)(B)	2,000,000	2,030,000
APX Group
5.750%, 07/15/29 (A)	3,000,000	2,679,874
Beazer Homes USA
7.250%, 10/15/29 (A)	1,000,000	953,498
Bloomin’ Brands
5.125%, 04/15/29 (A)	2,500,000	2,255,319
Choice Hotels International
3.700%, 12/01/29	2,000,000	1,814,406
Dillard’s
7.000%, 12/01/28	500,000	511,453
Empire Resorts
7.750%, 11/01/26 (A)	2,000,000	1,655,000
Imperial Brands Finance
6.125%, 07/27/27 (A)	500,000	516,421
Jaguar Land Rover Automotive
4.500%, 10/01/27 (A)	1,300,000	1,088,582
MajorDrive Holdings IV
6.375%, 06/01/29 (A)	3,000,000	2,370,000
NES Fircroft Bondco
11.750%, 09/29/26 (A)	500,000	514,281
Scientific Games International
8.625%, 07/01/25 (A)	2,000,000	2,045,000
STL Holding
7.500%, 02/15/26 (A)	2,000,000	1,763,460
Upbound Group
6.375%, 02/15/29 (A)	1,000,000	878,080
VistaJet Malta Finance
7.875%, 05/01/27 (A)	2,500,000	2,375,000

		23,450,374

Consumer Staples — 1.3%
Philip Morris International
5.125%, 02/15/30	2,000,000	2,020,825

Energy — 2.7%
Colonial Pipeline
8.375%, 11/01/30 (A)	1,500,000	1,765,856
Murphy Oil
5.750%, 08/15/25	424,000	420,184
Tiger Holdco Pte
13.000% PIK, 06/10/23 (A)	2,084,434	2,068,801

		4,254,841

Financials — 3.0%
Athene Holding
6.150%, 04/03/30	500,000	501,188
Credit Suisse Group
6.373%, U.S. SOFR + 3.340%, 07/15/26 (A)(B)	1,000,000	972,180

Description	Face Amount	Value
Royal Bank of Canada MTN
5.200%, 01/31/33	$1,000,000	$962,209
UBS
5.125%, 05/15/24	1,500,000	1,458,750
Westpac Banking
2.894%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.350%, 02/04/30 (B)	1,000,000	937,882

		4,832,209

Industrials — 7.3%
Boeing
5.150%, 05/01/30	2,000,000	2,015,391
2.196%, 02/04/26	1,000,000	929,587
Brundage-Bone Concrete Pumping Holdings
6.000%, 02/01/26 (A)	2,500,000	2,350,000
Flowserve
3.500%, 10/01/30	2,000,000	1,765,029
Lockheed Martin
5.250%, 01/15/33	1,500,000	1,602,833
Masco
7.750%, 08/01/29	1,088,000	1,235,590
nVent Finance Sarl
5.650%, 05/15/33	1,000,000	1,009,821
Regal Rexnord
6.300%, 02/15/30 (A)	500,000	509,406

		11,417,657

Information Technology — 5.3%
Amkor Technology
6.625%, 09/15/27 (A)	1,000,000	1,000,992
Apple
3.850%, 05/04/43	2,000,000	1,825,701
Castle US Holding
9.500%, 02/15/28 (A)	1,000,000	637,500
Consensus Cloud Solutions
6.000%, 10/15/26 (A)	1,000,000	919,455
Kyndryl Holdings
4.100%, 10/15/41	3,829,000	2,586,078
Sprint
7.875%, 09/15/23	1,500,000	1,512,142

		8,481,868

Materials — 0.3%
Mineral Resources
8.125%, 05/01/27 (A)	420,000	423,562

Real Estate — 2.2%
GLP Capital
3.250%, 01/15/32 ‡	2,500,000	2,050,022
Sabra Health Care
3.200%, 12/01/31 ‡	2,000,000	1,500,992

		3,551,014

Utilities — 0.5%
Pacific Gas and Electric
4.500%, 07/01/40	1,000,000	812,615

Total Corporate Obligations (Cost $69,458,622)		64,375,334

ASSET-BACKED SECURITIES — 25.6%

Automotive — 12.8%
ACC Auto Trust, Ser 2021-A, Cl D
6.100%, 06/15/29 (A)	1,000,000	953,255

12

Description	Face Amount	Value
American Credit Acceptance Receivables Trust, Ser 2022-1, Cl F
4.870%, 11/13/28 (A)	$2,600,000	$2,146,275
American Credit Acceptance Receivables Trust, Ser 2023-2, Cl D
6.470%, 08/13/29 (A)	1,000,000	1,004,781
Avid Automobile Receivables Trust, Ser 2019-1, Cl E
6.760%, 05/17/27 (A)	1,000,000	998,942
Avid Automobile Receivables Trust, Ser 2021-1, Cl F
5.160%, 10/16/28 (A)	2,000,000	1,794,907
CarNow Auto Receivables Trust, Ser 2021-2A, Cl E
4.450%, 02/15/28 (A)	1,000,000	902,020
Carvana Auto Receivables Trust, Ser 2021-N2, Cl E
2.900%, 03/10/28 (A)	2,000,000	1,740,467
CIG Auto Receivables Trust,
Ser 2021-1A, Cl E
4.450%, 05/12/28 (A)	1,590,000	1,453,081
CPS Auto Receivables Trust,
Ser 2019-B, Cl F
7.480%, 06/15/26 (A)	500,000	497,316
DT Auto Owner Trust, Ser 2019-
4A, Cl E
3.930%, 10/15/26 (A)	2,000,000	1,960,380
DT Auto Owner Trust, Ser 2020-
3A, Cl E
3.620%, 10/15/27 (A)	1,500,000	1,438,463
Exeter Automobile Receivables
Trust, Ser 2022-2A, Cl E
6.340%, 10/15/29 (A)	1,443,000	1,215,145
Foursight Capital Automobile
Receivables Trust, Ser 2022-1,
Cl E
4.690%, 08/15/29 (A)	1,000,000	863,711
GLS Auto Receivables Issuer Trust, Ser 2021-4A, Cl E
4.430%, 10/16/28 (A)	1,500,000	1,342,665
Tricolor Auto Securitization Trust,
Ser 2022-1A, Cl F
9.800%, 07/16/29 (A)	1,000,000	963,485
Tricolor Auto Securitization Trust,
Ser 2023-1A, Cl F
16.000%, 06/17/30 (A)	1,000,000	1,007,577

		20,282,470

Credit Card — 1.8%
Mercury Financial Credit Card
Master Trust, Ser 2022-1A, Cl C
5.200%, 09/21/26 (A)	2,000,000	1,865,603
Mission Lane Credit Card Master
Trust, Ser 2021-A, Cl B
2.240%, 09/15/26 (A)	1,000,000	958,895

		2,824,498

Other Asset-Backed Securities — 11.0%
Amur Equipment Finance
Receivables X, Ser 2022-1A, Cl E
5.020%, 12/20/28 (A)	1,348,000	1,200,445

Description	Face Amount	Value
BHG Securitization Trust,
Ser 2022-B, Cl D
6.690%, 06/18/35 (A)	$998,895	$924,413
CIFC Funding, Ser 2018-1A, Cl C 7.012%, ICE LIBOR USD 3 Month + 1.750%, 04/18/31 (A)(B)	500,000	476,783
CP EF Asset Securitization I,
Ser 2022-1A, Cl A
5.960%, 04/15/30 (A)	684,275	675,975
Credibly Asset Securitization II,
Ser 2021-1A, Cl B
3.380%, 04/15/26 (A)	524,000	484,114
Harley Marine Financing,
Ser 2018-1A, Cl A2
6.682%, 05/15/43 (A)(C)	1,693,945	1,642,780
Kapitus Asset Securitization,
Ser 2022-1A, Cl A
3.382%, 07/10/28 (A)	1,500,000	1,411,033
LCM XXII, Ser 2018-22A, Cl BR
7.250%, ICE LIBOR USD 3 Month + 2.000%, 10/20/28 (A)(B)	1,500,000	1,426,149
Libra Solutions, Ser 2023-1A, Cl B
10.250%, 02/15/35 (A)	981,893	985,298
Mosaic Solar Loans, Ser 2017-2A, Cl B
4.770%, 06/22/43 (A)	198,101	182,102
NMEF Funding, Ser 2021-A, Cl D
5.780%, 12/15/27 (A)	1,300,000	1,262,366
OZLM Funding IV, Ser 2017-4A,
Cl BR
7.473%, ICE LIBOR USD 3 Month + 2.200%, 10/22/30 (A)(B)	2,000,000	1,931,802
Pawnee Equipment Receivables,
Ser 2019-1, Cl E
3.800%, 01/15/26 (A)	1,500,000	1,496,136
Pawneee Equipment Receivables,
Ser 2021-1, Cl E
5.210%, 05/15/28 (A)	353,000	319,362
Pawneee Equipment Receivables,
Ser 2022-1, Cl C
6.010%, 07/17/28 (A)	1,000,000	981,787
Sapphire Aviation Finance I,
Ser 2018-1A, Cl B
5.926%, 03/15/40 (A)	285,963	129,978
SCF Equipment Leasing,
Ser 2021-1A, Cl D
1.930%, 09/20/30 (A)	1,500,000	1,343,157
Stack Infrastructure Issuer Series, Ser 2019-1A, Cl A2
4.540%, 02/25/44 (A)	703,959	691,493

		17,565,173

Total Asset-Backed Securities (Cost $43,382,421)		40,672,141

13

Description	Face Amount	Value
COLLATERALIZED LOAN OBLIGATIONS — 23.2%
Apidos CLO XI, Ser 2021-11A, Cl ER3
11.830%, ICE LIBOR USD 3 Month + 6.570%, 04/17/34 (A)(B)	$1,000,000	$912,728
Audax Senior Debt 6, Ser 2021- 6A, Cl B
7.200%, ICE LIBOR USD 3 Month + 1.950%, 10/20/33 (A)(B)	1,000,000	936,395
BCC Middle Market, Ser 2018-1A, Cl B
8.250%, ICE LIBOR USD 3 Month + 3.000%, 10/20/30 (A)(B)	1,000,000	966,079
Benefit Street Partners CLO III, Ser 2017-IIIA, Cl DR
11.850%, ICE LIBOR USD 3 Month + 6.600%, 07/20/29 (A)(B)	2,500,000	2,292,367
Benefit Street Partners III, Ser 2017-IIIA, Cl CR
9.150%, ICE LIBOR USD 3 Month + 3.900%, 07/20/29 (A)(B)	2,000,000	1,930,118
BlueMountain XXX, Ser 2022-30A, Cl ER
11.686%, TSFR3M + 6.700%, 04/15/35 (A)(B)	2,000,000	1,697,130
Carlyle Global Market Strategies, Ser 2018-1A, Cl CR2
7.060%, ICE LIBOR USD 3 Month + 1.800%, 04/17/31 (A)(B)	1,250,000	1,179,156
CARLYLE US, Ser 2018-1A, Cl B
7.100%, ICE LIBOR USD 3 Month + 1.850%, 04/20/31 (A)(B)	2,000,000	1,889,114
Chenango Park, Ser 2018-1A, Cl B
7.110%, ICE LIBOR USD 3 Month + 1.850%, 04/15/30 (A)(B)	1,000,000	950,855
Golub Capital Partners, Ser 2017- 17A, Cl BR
8.155%, ICE LIBOR USD 3 Month + 2.900%, 10/25/30 (A)(B)	1,500,000	1,448,096
Golub Capital Partners, Ser 2017- 21A, Cl CR
7.705%, ICE LIBOR USD 3 Month + 2.450%, 01/25/31 (A)(B)	3,000,000	2,854,365
Golub Capital Partners, Ser 2017- 22A, Cl CR
7.100%, ICE LIBOR USD 3 Month + 1.850%, 01/20/31 (A)(B)	1,500,000	1,421,451

Description	Face Amount	Value
Golub Capital Partners, Ser 2017- 23A, Cl BR
6.800%, ICE LIBOR USD 3 Month + 1.550%, 01/20/31 (A)(B)	$1,000,000	$956,814
Golub Capital Partners, Ser 2017- 23A, Cl CR
7.050%, ICE LIBOR USD 3 Month + 1.800%, 01/20/31 (A)(B)	2,000,000	1,895,058
Golub Capital Partners, Ser 2017- 24A, Cl DR
8.706%, ICE LIBOR USD 3 Month + 3.900%, 11/05/29 (A)(B)	2,000,000	1,844,044
Golub Capital Partners, Ser 2018- 26A, Cl BR
6.800%, ICE LIBOR USD 3 Month + 1.550%, 04/20/31 (A)(B)	1,000,000	974,328
Golub Capital Partners, Ser 2018- 36A, Cl B
6.456%, ICE LIBOR USD 3 Month + 1.650%, 02/05/31 (A)(B)	2,000,000	1,929,296
Golub Capital Partners, Ser 2018- 36A, Cl C
6.906%, ICE LIBOR USD 3 Month + 2.100%, 02/05/31 (A)(B)	1,500,000	1,412,567
Jay Park, Ser 2018-1A, Cl BR
7.250%, ICE LIBOR USD 3 Month + 2.000%, 10/20/27 (A)(B)	1,000,000	969,863
MCF VIII, Ser 2018-1A, Cl B
7.012%, ICE LIBOR USD 3 Month + 1.750%, 07/18/30 (A)(B)	3,000,000	2,905,221
Race Point IX, Ser 2017-9A, Cl BR
7.410%, ICE LIBOR USD 3 Month + 2.150%, 10/15/30 (A)(B)	4,000,000	3,756,204
Race Point IX, Ser 2017-9A, Cl DR
12.160%, ICE LIBOR USD 3 Month + 6.900%, 10/15/30 (A)(B)	2,000,000	1,663,100

Total Collateralized Loan Obligations (Cost $39,085,583)		36,784,349

MORTGAGE-BACKED SECURITIES — 7.8%

Commercial Mortgage-Backed Obligation — 3.7%
Benchmark Mortgage Trust, Ser 2020-B21, Cl D
2.000%, 12/17/53 (A)	1,000,000	518,613
BXMT, Ser 2020-FL2, Cl A
5.904%, TSFR1M + 1.014%,
02/15/38 (A)(B)	766,488	726,011
Cold Storage Trust, Ser 2020-ICE5, Cl E
7.713%, ICE LIBOR USD 1 Month + 2.766%, 11/15/37 (A)(B)	982,991	959,304

14

Description	Face Amount	Value
Commercial Mortgage Trust, Ser 2014-UBS6, Cl C
4.583%, 12/10/47 (B)	$1,000,000	$866,280
Commercial Mortgage Trust, Ser 2015-DC1, Cl D
4.438%, 02/10/48 (A)(B)	1,517,000	1,140,210
FREMF Mortgage Trust, Ser 2016- K54, Cl C
4.191%, 04/25/48 (A)(B)	1,000,000	962,473
WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl D
3.803%, 11/15/47 (A)(B)	1,000,000	810,203

		5,983,094

Non-Agency Residential Mortgage-Backed Obligation — 4.1%
PRET, Ser 2021-NPL3, Cl A2
3.721%, 07/25/51 (A)(C)	500,000	420,066
PRET, Ser 2021-RN3, Cl A1
1.843%, 09/25/51 (A)(C)	770,979	705,326
PRET, Ser 2021-RN4, Cl A2
5.194%, 10/25/51 (A)(B)	1,850,000	1,701,782
Pretium Mortgage Credit Partners I, Ser 2021-NPL1, Cl A2
4.213%, 09/27/60 (A)(C)	1,000,000	895,645
PRPM, Ser 2021-10, Cl A2
4.826%, 10/25/26 (A)(C)	1,000,000	899,704
RCO VI Mortgage, Ser 2022-1, Cl A2
5.250%, 01/25/27 (A)(C)	1,000,000	924,880
VOLT, Ser 2021-CF2, Cl A2
5.316%, 11/27/51 (A)(C)	1,000,000	884,530

		6,431,933

Total Mortgage-Backed Securities (Cost $13,730,466)		12,415,027

	Shares
PREFERRED STOCK — 0.0%

Communication Services — 0.0%
MYT Holding LLC
10.000%, 06/07/29 (A)	64,528	50,009

Total Preferred Stock (Cost $64,528)		50,009

COMMON STOCK — 0.0%
Industrials — 0.0%
Erickson*(D)	3,761	6,837

Total Common Stock (Cost $1,829,567)		6,837

Total Investments — 97.2% (Cost $167,551,187)		$154,303,697

Percentages are based on Net Assets of $158,822,534.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at April 30, 2023 was $123,247,732 and represents 77.6% of Net Assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on April 30, 2023. The coupon on a step bond changes on a specific date.
(D)	Level 3 security in accordance with fair value hierarchy.

See “Glossary” for abbreviations.

FIA-QH-001-3100

15

Description	Face Amount	Value
ASSET-BACKED SECURITIES — 48.6%

Automotive — 29.0%
ACC Auto Trust, Ser 2021-A, Cl A
1.080%, 04/15/27 (A)	$143,361	$142,563
American Credit Acceptance Receivables Trust, Ser 2022-2, Cl C
4.410%, 06/13/28 (A)	2,000,000	1,965,392
American Credit Acceptance Receivables Trust, Ser 2022-4, Cl B
6.750%, 10/13/26 (A)	2,000,000	2,015,319
American Credit Acceptance Receivables Trust, Ser 2023-1, Cl C
5.590%, 04/12/29 (A)	1,000,000	997,178
Arivo Acceptance Auto Loan Receivables Trust, Ser 2021-1A, Cl A
1.190%, 01/15/27 (A)	366,116	355,186
Arivo Acceptance Auto Loan Receivables Trust, Ser 2022-1A, Cl A
3.930%, 05/15/28 (A)	579,570	563,464
Avid Automobile Receivables Trust, Ser 2021-1, Cl D
1.990%, 04/17/28 (A)	1,300,000	1,195,603
Carmax Auto Owner Trust, Ser 2022-4, Cl C
6.490%, 07/17/28	3,500,000	3,653,693
Carmax Auto Owner Trust, Ser 2022-4, Cl D
8.080%, 04/16/29	1,500,000	1,590,133
CarNow Auto Receivables Trust, Ser 2021-2A, Cl B
1.300%, 01/15/26 (A)	2,693,495	2,660,188
Credit Acceptance Auto Loan Trust, Ser 2021-3A, Cl A
1.000%, 05/15/30 (A)	2,590,000	2,510,628
Credit Acceptance Auto Loan Trust, Ser 2021-3A, Cl C
1.630%, 09/16/30 (A)	1,700,000	1,568,130
DT Auto Owner Trust, Ser 2020- 1A, Cl D
2.550%, 11/17/25 (A)	5,500,000	5,376,757
DT Auto Owner Trust, Ser 2020- 3A, Cl C
1.470%, 06/15/26 (A)	1,179,397	1,152,403
DT Auto Owner Trust, Ser 2022- 2A, Cl D
5.460%, 03/15/28 (A)	4,000,000	3,927,501
First Investors Auto Owner Trust, Ser 2022-1A, Cl A
2.030%, 01/15/27 (A)	1,110,792	1,080,943
Flagship Credit Auto Trust, Ser 2022-4, Cl B
6.780%, 10/15/27 (A)	1,500,000	1,541,399
Foursight Capital Automobile Receivables Trust, Ser 2020-1, Cl D
2.600%, 01/15/26 (A)	2,100,000	2,076,943

Description	Face Amount	Value
Foursight Capital Automobile Receivables Trust, Ser 2021-2, Cl D
1.920%, 09/15/27 (A)	$5,500,000	$5,065,954
Foursight Capital Automobile Receivables Trust, Ser 2022-1, Cl D
3.070%, 05/15/28 (A)	4,780,000	4,327,758
GLS Auto Receivables Issuer Trust, Ser 2021-1A, Cl D
1.680%, 01/15/27 (A)	6,000,000	5,681,496
GLS Auto Receivables Issuer Trust, Ser 2021-2A, Cl D
1.420%, 04/15/27 (A)	1,020,000	945,624
GLS Auto Receivables Issuer Trust, Ser 2021-3A, Cl D
1.480%, 07/15/27 (A)	3,000,000	2,743,159
GLS Auto Receivables Issuer Trust, Ser 2021-4A, Cl A
0.840%, 07/15/25 (A)	342,083	338,769
Octane Receivables Trust, Ser 2021-1A, Cl A
0.930%, 03/22/27 (A)	672,567	652,146
Octane Receivables Trust, Ser 2021-2A, Cl A
1.210%, 09/20/28 (A)	792,268	760,520
Prestige Auto Receivables Trust, Ser 2021-1A, Cl D
2.080%, 02/15/28 (A)	4,000,000	3,644,073
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl C
3.760%, 07/16/29	3,000,000	2,895,874
Tricolor Auto Securitization Trust, Ser 2023-1A, Cl B
6.840%, 11/16/26 (A)	3,500,000	3,505,822
United Auto Credit Securitization Trust, Ser 2022-2, Cl D
6.840%, 01/10/28 (A)	3,000,000	2,982,357
United Auto Credit Securitization Trust, Ser 2023-1, Cl C
6.280%, 07/10/28 (A)	4,326,000	4,313,065
Westlake Automobile Receivables Trust, Ser 2020-2A, Cl D
2.760%, 01/15/26 (A)	4,500,000	4,409,087
Westlake Automobile Receivables Trust, Ser 2020-3A, Cl C
1.240%, 11/17/25 (A)	893,866	879,721
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl D
1.230%, 04/15/26 (A)	11,000,000	10,422,354
Westlake Automobile Receivables Trust, Ser 2022-3A, Cl D
6.680%, 04/17/28 (A)	7,000,000	7,077,176
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl D
7.010%, 11/15/28 (A)	3,000,000	3,046,526
World Omni Select Auto Trust, Ser 2023-A, Cl A2A
5.920%, 03/15/27	5,000,000	5,014,360

		103,079,264

16

Description	Face Amount	Value
Credit Card — 8.6%
American Express Credit Account Master Trust, Ser 2022-4, Cl A
4.950%, 10/15/27	$4,829,000	$4,886,362
Avant Credit Card Master Trust, Ser 2021-1A, Cl A
1.370%, 04/15/27 (A)	1,220,000	1,138,504
CARDS II Trust, Ser 2021-1A, Cl B
0.931%, 04/15/27 (A)	7,250,000	6,908,944
Continental Finance Credit Card ABS Master Trust, Ser 2021-A, Cl A
2.550%, 12/17/29 (A)	5,000,000	4,614,959
Genesis Sales Finance Master Trust, Ser 2021-AA, Cl A
1.200%, 12/21/26 (A)	2,000,000	1,894,322
Synchrony Card Funding, Ser 2022-A2, Cl A
3.860%, 07/15/28	5,500,000	5,406,622
Trillium Credit Card Trust II, Ser 2021-1A, Cl B
2.026%, 10/26/29 (A)	6,500,000	5,867,357

		30,717,070

Other Asset-Backed Securities — 10.9%
Amur Equipment Finance Receivables VIII, Ser 2020-1A, Cl B
2.500%, 03/20/26 (A)	504,356	502,899
Amur Equipment Finance Receivables X, Ser 2022-1A, Cl C
2.370%, 04/20/28 (A)	2,000,000	1,843,254
Amur Equipment Finance Receivables X, Ser 2022-1A, Cl D
2.910%, 08/21/28 (A)	2,000,000	1,800,911
Aqua Finance Trust, Ser 2021-A, Cl B
2.400%, 07/17/46 (A)	1,000,000	836,590
BHG Securitization Trust, Ser 2021-B, Cl A
0.900%, 10/17/34 (A)	900,944	859,671
BHG Securitization Trust, Ser 2022-B, Cl A
3.750%, 06/18/35 (A)	539,956	531,115
CLI Funding VI, Ser 2020-1A, Cl A
2.080%, 09/18/45 (A)	1,833,125	1,625,448
CP EF Asset Securitization I, Ser 2022-1A, Cl A
5.960%, 04/15/30 (A)	2,737,099	2,703,899
Diamond Resorts Owner Trust, Ser 2019-1A, Cl A
2.890%, 02/20/32 (A)	354,083	338,387
Marlette Funding Trust, Ser 2021- 2A, Cl C
1.500%, 09/15/31 (A)	2,000,000	1,873,560
Mosaic Solar Loan Trust, Ser 2021-3A, Cl B
1.920%, 06/20/52 (A)	769,679	553,004
Mosaic Solar Loans, Ser 2017-1A, Cl A
4.450%, 06/20/42 (A)	199,962	192,030

Description	Face Amount	Value
New Economy Assets Phase 1 Sponsor, Ser 2021-1, Cl A1
1.910%, 10/20/61 (A)	$2,000,000	$1,736,684
Oportun Issuance Trust, Ser 2021- B, Cl A
1.470%, 05/08/31 (A)	1,750,000	1,587,707
Oportun Issuance Trust, Ser 2022- A, Cl C
7.400%, 06/09/31 (A)	2,030,000	1,913,118
Pawnee Equipment Receivables, Ser 2019-1, Cl D
2.860%, 10/15/24 (A)	5,000,000	4,987,965
Pawnee Equipment Receivables, Ser 2020-1, Cl A
1.370%, 11/17/25 (A)	200,367	199,201
Pawneee Equipment Receivables, Ser 2022-1, Cl C
6.010%, 07/17/28 (A)	5,000,000	4,908,934
SCF Equipment Leasing, Ser 2020-1A, Cl B
2.020%, 03/20/28 (A)	2,000,000	1,928,926
SCF Equipment Leasing, Ser 2021-1A, Cl D
1.930%, 09/20/30 (A)	2,600,000	2,328,138
Sierra Timeshare Receivables Funding, Ser 2021-2A, Cl B
1.800%, 09/20/38 (A)	1,922,590	1,758,029
Vantage Data Centers Issuer, Ser 2018-2A, Cl A2
0.078%, 11/15/43 (A)	—	—
VFI ABS, Ser 2022-1A, Cl A
2.230%, 03/24/28 (A)	1,346,632	1,307,818
Westgate Resorts, Ser 2022-1A, Cl C
2.488%, 08/20/36 (A)	2,650,987	2,497,650

		38,814,938

Student Loan — 0.1%
Commonbond Student Loan Trust, Ser 2017-AGS, Cl A1
2.550%, 05/25/41 (A)	483,092	451,308

Total Asset-Backed Securities (Cost $179,976,438)		173,062,580

U.S. TREASURY OBLIGATIONS — 20.6%
U.S. Treasury Notes
4.250%, 09/30/24	40,000,000	39,896,875
3.000%, 07/31/24	34,000,000	33,350,547

Total U.S. Treasury Obligations (Cost $73,848,651)		73,247,422

CORPORATE OBLIGATIONS — 20.4%

Consumer Discretionary — 1.4%
AutoZone
4.500%, 02/01/28	5,000,000	4,989,221

Consumer Staples — 2.8%
PepsiCo
5.124%, SOFRINDX + 0.400%, 02/13/26 (B)	10,000,000	10,016,364

Financials — 5.3%
Capital One Financial
4.200%, 10/29/25	10,000,000	9,547,158

17

Description	Face Amount	Value
Deutsche Bank
2.222%, U.S. SOFR + 2.159%, 09/18/24 (B)	$2,000,000	$1,959,118
Synchrony Financial
4.375%, 03/19/24	7,354,000	7,198,865

		18,705,141

Health Care — 1.4%
Amgen
5.250%, 03/02/25	5,000,000	5,043,276

Industrials — 4.1%
AerCap Ireland Capital DAC
1.750%, 01/30/26	5,000,000	4,485,815
1.750%, 10/29/24	1,000,000	937,134
Boeing
4.875%, 05/01/25	4,000,000	3,995,519
Delta Air Lines
7.000%, 05/01/25 (A)	5,000,000	5,158,017

		14,576,485

Information Technology — 4.6%
Kyndryl Holdings
2.050%, 10/15/26	8,000,000	7,010,654
Molex Electronic Technologies
3.900%, 04/15/25 (A)	9,675,000	9,363,205

		16,373,859

Real Estate — 0.8%
Corporate Office Properties
2.250%, 03/15/26 ‡	3,000,000	2,678,741

Total Corporate Obligations (Cost $75,218,467)		72,383,087

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.2%
FFCB
5.480%, 10/25/27	5,000,000	4,976,142
FHLMC
5.375%, 11/15/24	5,000,000	4,981,200
5.150%, 10/17/24	3,800,000	3,793,958
5.000%, 07/26/24	5,000,000	4,972,612
FNMA
5.030%, 04/10/24	7,000,000	6,989,714

Total U.S. Government Agency Obligations (Cost $25,800,000)		25,713,626

MORTGAGE-BACKED SECURITIES — 1.8%
Commercial Mortgage-Backed Obligation — 1.8%
Benchmark Mortgage Trust, Ser 2020-B19, Cl A2
1.691%, 09/15/53	1,305,000	1,199,310
Cold Storage Trust, Ser 2020-ICE5, Cl A
5.848%, ICE LIBOR USD 1 Month + 0.900%, 11/15/37 (A)(B)	5,406,448	5,284,393

Total Mortgage-Backed Securities (Cost $6,748,156)		6,483,703

Total Investments — 98.6% (Cost $361,591,712)		$350,890,418

Percentages are based on Net Assets of $ 355,978,767.

‡	Real Estate Investment Trust
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at April 30, 2023 was $169,421,151 and represents 47.6% of Net Assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

See “Glossary” for abbreviations.

FIA-QH-001-3100

18

Description	Face Amount	Value
MUNICIPAL BONDS — 93.7%
California — 2.5%
California State, Municipal Finance Authority, Ser A, RB
5.000%, 03/01/25(A)	$410,000	$406,094
California State, School Finance Authority, RB
5.350%, 08/01/24(A)	195,000	196,945
Mount Diablo Unified School District, Ser A, GO
4.000%, 08/01/31	100,000	110,629

		713,668

Colorado — 4.9%
El Paso County, School District No. 49 Falcon, Ser A, COP
5.000%, 12/15/24	525,000	541,011
El Paso County, School District No. 49 Falcon, Ser B, COP
5.000%, 12/15/24	300,000	309,149
5.000%, 12/15/26	500,000	538,429

		1,388,589

Florida — 2.1%
City of Fort Lauderdale Florida, GO
5.000%, 07/01/35	500,000	594,965

Idaho — 1.4%
Idaho State, Housing & Finance Association, RB
4.000%, 07/01/26(A)	400,000	397,961

Illinois — 2.7%
Lee & Ogle Counties, School District No. 170 Dixon, GO, BAM
4.000%, 01/30/25	760,000	769,869

Kansas — 3.6%
Geary County, GO
5.000%, 09/01/25	1,000,000	1,045,757

Michigan — 3.5%
Taylor, Brownfield Redevelopment Authority, RB, NATL
4.000%, 05/01/28	1,000,000	1,010,579

Minnesota — 0.6%
Minnesota State, Housing Finance Agency, Ser A, RB, GNMA
2.600%, 09/01/42	201,283	178,256

Ohio — 0.5%
City of Medina Ohio, GO
4.000%, 12/01/32	140,000	153,989

Oklahoma — 3.6%
University of Oklahoma, Ser C, RB
5.000%, 07/01/35	1,000,000	1,032,286

South Carolina — 5.0%
Hilton Head Island, Ser C, GO, ST AID WITHHLDG
2.250%, 03/01/33	530,000	483,843
2.125%, 03/01/32	520,000	477,156
2.000%, 03/01/30	495,000	463,825

		1,424,824

Description	Face Amount	Value
Texas — 63.3%
Azle Independent School District, GO, PSF-GTD
4.000%, 02/15/47	$500,000	$479,005
Board of Regents of the University of Texas System, Ser A, RB
2.000%, 08/15/36	1,000,000	785,377
Bruceville-Eddy Independent School District, GO, PSF-GTD
4.000%, 08/15/31	500,000	504,547
Central Texas Turnpike System, Sub-Ser C, RB
5.000%, 08/15/42	1,000,000	1,010,580
City of Longview Texas, GO
4.000%, 09/01/35	500,000	511,419
Clifton, Higher Education Finance, RB, PSF-GTD
5.000%, 08/15/25	700,000	714,799
Clifton, Higher Education Finance, Ser A, RB
3.375%, 12/01/24	530,000	520,154
Clifton, Higher Education Finance, Ser B, RB
5.000%, 08/15/25	460,000	474,105
4.000%, 08/15/23	500,000	500,118
Crandall Independent School District, GO, PSF-GTD
4.000%, 08/15/48	500,000	475,881
Cypress-Fairbanks Independent School District, Ser A, GO, PSF-GTD
5.000%, 02/15/30	1,000,000	1,128,463
El Paso County, Hospital District, GO
5.000%, 08/15/25	1,070,000	1,098,782
Georgetown Independent School District, Ser B-REMK, GO, PSF-GTD
2.000%, 08/01/41(B)	500,000	497,980
La Vernia, Higher Education Finance, Ser A, RB
5.250%, 08/15/35(A)	1,435,000	1,470,142
La Vernia, Higher Education Finance, Ser A, RB
4.200%, 08/15/25(A)(C)	325,000	328,751
Liberty Hill Independent School District, GO, PSF-GTD
5.000%, 02/01/49	700,000	729,919
Liberty Hill Independent School District, Ser A, GO, PSF-GTD
5.000%, 02/01/41	500,000	556,152
Lower Colorado River Authority, RB
5.000%, 05/15/39	1,000,000	1,092,797
Main Street Market Square Redevelopment Authority, TA, BAM
5.000%, 09/01/25	1,000,000	1,036,831
Main Street Market Square Redevelopment Authority, TA, BAM
5.000%, 09/01/29	1,000,000	1,053,545

19

Description	Face Amount	Value
New Braunfels Independent School District, Ser B, GO, PSF-GTD
4.375%, 02/01/40	$500,000	$509,277
Plainview Independent School District, Ser A, GO, PSF-GTD
5.000%, 02/15/46	525,000	573,271
Pottsboro Independent School District, GO, PSF-GTD
5.000%, 02/15/47	500,000	550,948
Seminole, Hospital District, GO
4.000%, 02/15/31	545,000	530,392
Texas A&M University, Permanent University Fund, Ser B, RB
5.000%, 07/01/34	1,000,000	1,042,698

		18,175,933

Total Municipal Bonds (Cost $27,323,443)		26,886,676

Total Investments — 93.7% (Cost $27,323,443)		$26,886,676

Percentages are based on Net Assets of $28,685,177.

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at April 30, 2023 was $2,799,893 and represents 9.8% of Net Assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Escrowed to Maturity

See “Glossary” for abbreviations.

FIA-QH-001-3100

20

Portfolio Abbreviations

ABS — Asset-Backed Security
AMT — Alternative Minimum Tax (subject to)
BAM — Build America Mutual
Cl — Class
CLO — Collateralized Loan Obligation
COP — Certificate of Participation
DAC — Designated Activity Company
FAMC — Federal Agricultural Mortgage Corporation
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
ICE — Intercontinental Exchange
IO — Interest Only - face amount represents notional amount
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Company
MTN — Medium Term Note
NATL — National Public Finance Guaranty Corporation
PSF-GTD — Texas Public School Fund Guarantee
RB — Revenue Bond
Ser — Series
SOFR — Secured Overnight Financing Rate
STRIPS — Separately Traded Registered Interest and Principal Securities
TA — Tax Allocation

Currency Abbreviations

USD — U.S. Dollar

21